RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business consulting and advisory service income	$ 12,389	$ 15,147	$ 28,672
Cost of service				$ (6,295)
Related party A [Member]
Business consulting and advisory service income	10,324	6,352	$ 18,853
Related party B [Member]
Business consulting and advisory service income	$ 2,065	$ 8,795	8,787
Related party C [Member]
Business consulting and advisory service income			$ 1,032
Related party D [Member]
Cost of service				$ 6,295